[Ameritas Logo]
Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510


February 27, 2013

                                                Via EDGAR and Overnight Delivery


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:      Ameritas Life Insurance Corp.
         Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
         Overture Medley (R), 1933 Act Registration No. 333-182090 Post-Effective Amendment No. 2 on Form N-4

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2013.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i) Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Post-Effective Amendment No. 1 to Registration No. 333-182090, filed under Rule 485(a) on December 31, 2012.

(ii) Post-Effective Amendment No. 1 to Registration No. 333-182090 serves as precedent for this Amendment.

(iii) Material changes in this Amendment are in response to SEC staff comments received by telephone February 13, 2013.

(iv) Changes from the previously reviewed amendment, as discussed below, are marked in redline in the courtesy copies of the prospectus and statement of additional information ("SAI") for this Amendment, which are enclosed.

The following are the SEC staff's comments on Post-Effective Amendment No. 1, and our responses, with references to prospectus page numbers used in this
Amendment:

1. Page 3. You suggested that the definition of the term "Policy Date" should use the phrase "in good order" after the word "application." You further requested that we define the term "contestability period," and that if it means a "right to examine period," we should use that same term.
     Response: We revised the definition to state that "Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates." After consulting with our actuaries, we determined that the term "contestability period" does not apply, so we deleted the last sentence of the definition.
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2.   Page 11.  You suggested that we clarify text in the Annual Policy Fee section by adding the last sentence from footnote 3, on page 5. You also suggested that we clarify the meaning of "after condition is met" in this disclosure.
     Response: We reviewed the text about the Annual Policy Fee with our actuaries and added the sentence "If you have purchased the optional Minimum Initial Premium Rider, the Minimum Initial Premium Rider Annual Policy Fee will be waived in all years after your Policy value is at least $50,000."

3.   Page 12. Regarding the Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge, you requested that we discuss how charges will be deducted for a non-program model, since the text only referred to Program models.
     Response:  We revised the second paragraph of the section to state:
          The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.
     This text revision deletes the specific reference to Program Models. Instead, we provide disclosure addressing how charges will be deducted, which will apply to either of the GLWB Models.

4. Pages 20-21. You requested that we add model names to the Possible Allocations Chart section.
     Response: We added model names to the chart, as applicable and other revisions consistent with the narrative in the two sections that follow the chart.

5.   Pages 21-26. You suggested that we reorganize the Asset Allocation
Program section to first describe the asset allocation program; second, describe use of the Program without a GLWB2 rider; third, set out the Program with a GLWB2 rider; fourth, discuss non-program models; and then state the potential conflicts of interest. You said that we may disagree with your suggested reorganization, but should state why if we disagree.
     Response: We generally agree with your suggestions, and revised the section accordingly. However, since, as we discussed, the potential conflicts of interest for Program models vary from those for non-program models, disclosure relating to potential conflicts follows disclosure relating to each, Program models, and non-program models.

6. Pages 21-26. You asked us to use consistent terms to describe the types of models (i.e. "GLWB Program Models" or "GLWB Models: Program"), or explain if we cannot, based on the terms of the Policy or rider.
     Response: The term "GLWB Models" is defined in the rider that was an exhibit in the initial Form N-4 filing for Registration No. 333-182090, filed June 13, 2012. We have made revisions to consistently distinguish the Program and non-program models for use with the rider as "Program GLWB Models" and "Non-Program GLWB Models," respectively.

7. Pages 24-26. In reference to the Non-Program GLWB Models, you requested that we use one term, either "Non-Program," "Volatility Managed Fund Models," or "VMF" to describe the models that will be available May 1, 2013.
     Response: The revised text uses the generic term "Non-Program GLWB Models" in most places, reserving reference to VMF Models to describe or reference the models. We discontinued use of the term "Volatility Managed Fund Models" and revised other short cites for consistency.

8. Page 25. You questioned use of the phrase "presents less volatility than the overall equity market" as it related to two of the named Non-Program GLWB Models.
     Response: We reviewed and revised the phrase so that it now states, "while seeking to manage overall volatility," which better describes efforts to manage volatility in these investments.

9. Pages 25-26, 39-41. You asked that we describe the impact of discontinuation of a Non-Program GLWB Model for policy owners with the GLWB2 rider.

     Response: The GLWB2 Rider section on Asset Allocation describes the impact to policy owners with GLWB2 riders when a permitted model is discontinued and describes the process that will be followed in transferring policy owners to a remaining permitted GLWB Model. We added a cross-reference directing policy owners to the GLWB2 Rider, Asset Allocation section for further information on this topic.

10. Pages 39-41. You reminded us that the GLWB2 Rider, Asset Allocation section should reflect any necessary revisions based on changes to pages 20-26. You noted specifically that we should (a) clarify in the text impacts to policy owners with and without Program models, and (b) clarify what it means to existing policy owners May 1, 2013 who transfer to a non-program model.
     Response: We revised the GLWB2 Rider, Asset Allocation section consistently with the Possible Allocations Chart, Asset Allocation Program, and Non-Program GLWB Models sections. Our revisions clarify the different conditions and restrictions applicable to policy owners who use Program models versus policy owners who use non-program models. We explained conditions that apply for existing policy owners who transfer from Program models to non-program models on or after May 1, 2013. We moved the sentence "If you elect to transfer from a Program GLWB Model to a Non-Program GLWB Model, AIC will no longer serve as your investment adviser fiduciary and your permitted GLWB Models will be limited to Non-Program GLWB Models." to better explain why policy owners cannot go back to a Program model after they transfer to a non-program model.

Other changes in the prospectus and SAI of this Amendment include the following:
11. Pages 1, 6-8, 8-10, and 14-15. Updated information for some portfolios that serve as variable investment options for underlying new Subaccounts. The names, expenses, investment objectives of all portfolios and Subaccounts, as well as Expense Examples are not final, and will be updated, based on information received from the fund companies, in a subsequent amendment to be filed prior to May 1, 2013.

12. Pages 1 and 3 and SAI Page 1. Reordered short cites for Ameritas Life Insurance Corp., consistent with the head note about defined terms and addition of the cite for "Company."

13. Page 2 and SAI Page 1. Added disclosure about registered service marks used in the prospectus and SAI.

14. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity. The heading, "Non-Program GLWB Models" replaces "GLWB Models: Non-Program" that was used in the prior filing.

15. Page 15. Revised the footnote to the investment objectives chart, using shorter sentences consistent with plain English standards.

16. Pages 22 and 25. Revised disclosure in the fourth bullet on page 22, and the third bullet on page 25 to state that model performance is updated monthly.

17. Page 47. The About Our Company section is updated for current business activity.

18. APPENDIX A is updated for accumulation units and unit values as of December 31, 2012.

19. SAI Pages 1-2. The SERVICES and UNDERWRITER sections are updated for amounts the Depositor paid on behalf of the Registrant. We changed a reference to "UNIFI" to "Ameritas," which is consistent with the name change of our ultimate parent company that occurred in 2012. The SERVICES section will be updated for further information related to financial statements in a subsequent amendment.

20. SAI Page 6. We added a heading "Non-Program Models," and made minor revisions to the text referencing our offer of non-program models for certain policies. We also revised the disclosure relating to how to access files on the SEC website, consistent with the SEC's website format. The FINANCIAL STATEMENTS section will be updated by a subsequent amendment.

21. Minor corrections of punctuation and text were made on prospectus Pages 1, 43, and 44 and APPENDIX B:2, and on SAI Pages 1, 2, and 6.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure